Shareholder Report, Line Graph (Details) DFHX_Dimensional World ex U.S. Sustainability Targeted Value Portfolio_Institutional_TSR Annual {Institutional} - USD ($)							12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	May 06, 2025	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name							Dimensional World ex U.S. Sustainability Targeted Value Portfolio – Institutional
Accumulated Value	$ 11,799	$ 11,424	$ 10,881	$ 10,901	$ 10,460	$ 10,000	$ 11,819
MSCI All Country World ex USA IMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex USA IMI Index (net div.)
Accumulated Value	11,422	11,047	10,665	10,689	10,317	10,000	$ 11,624
MSCI All Country World ex USA SMID Value Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI All Country World ex USA SMID Value Index (net div.)
Accumulated Value	$ 11,529	$ 11,303	$ 10,843	$ 10,804	$ 10,389	$ 10,000	$ 11,582